Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2024 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	20,596,542
Outstanding (number of units), Granted	15,678,023
Outstanding (number of units), Vested	(13,443,712)
Outstanding (number of units), Forfeited	(339,642)
Outstanding (number of units), Ending	22,491,211
Stock price
Stock price, Beginning | ¥ / shares	¥ 484
Stock price, Granted | ¥ / shares	529	[1]
Stock price, Vested | ¥ / shares	556	[2]
Stock price, Ending | ¥ / shares	¥ 949	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	12,595,287
Outstanding (number of units), Granted	2,808,971
Outstanding (number of units), Vested	(5,976,711)
Outstanding (number of units), Forfeited	(224,157)
Outstanding (number of units), Ending	9,203,390
Stock price
Stock price, Beginning | ¥ / shares	¥ 509
Stock price, Granted | ¥ / shares	484
Stock price, Vested | ¥ / shares	532	[2]
Stock price, Ending | ¥ / shares	¥ 612	[3]

[1]	Weighted-average price of the Company’s common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2024.